Commitments and Contingencies (Detail) $ in Thousands, MWh in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) MWh MW	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) MWh	Dec. 31, 2010 USD ($) MWh	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Payment Obligations for Power Purchases
Percentage of Company's energy output (percent)	14.90%
Contract expenses	$ 69,661	$ 63,365	$ 70,188
Megawatt Capacity | MW	749
Estimated 2015 Costs	$ 82,092
2015 Debt Service Costs	32,811
Interest included in 2015 Debt Service Costs	14,604
Debt Outstanding	256,077
2014	206,531
2015	248,107
2016	285,730
2017	271,530
2018	264,426
Thereafter	1,998,857
Total	$ 3,275,181
Total energy obtained during period under purchased power contracts (MWh) | MWh	12.1		10.7	6.1
Cost incurred during period to provide energy under purchased power contracts	$ 401,400		$ 348,700	$ 203,100
Daily take obligation under long-term service contract (percent)	100.00%
Daily delivery obligation under long-term service contract (percent)	100.00%
Columbia River projects
Payment Obligations for Power Purchases
2014	$ 73,023
2015	75,360
2016	74,851
2017	65,981
2018	53,837
Thereafter	644,666
Total	987,718
Other utilities
Payment Obligations for Power Purchases
2014	16,136
2015	18,884
2016	11,823
2017	1,257
2018	890
Total	48,990
Non-utility contracts
Payment Obligations for Power Purchases
2014	117,372
2015	153,863
2016	199,056
2017	204,292
2018	209,699
Thereafter	1,354,191
Total	2,238,473
Gas-fired generation facility
Payment Obligations for Power Purchases
2014	63,600
Purchase obligation under longer term (2013 through 2029) agreements	286,700
Short-term energy supply contracts
Payment Obligations for Power Purchases
2014	105,800
2015	32,400
2016	6,500
Combustion turbines
Payment Obligations for Power Purchases
Deman charges incurred under firm supply and service contracts	35,700
Firm transportation service
Payment Obligations for Power Purchases
2014	154,121
2015	147,424
2016	144,751
2017	131,484
2018	112,249
Thereafter	373,958
Total	1,063,987
Deman charges incurred under firm supply and service contracts	155,000
Firm storage service
Payment Obligations for Power Purchases
2014	6,528
2015	5,337
2016	5,209
2017	1,407
2018	1,535
Thereafter	1,258
Total	21,274
Deman charges incurred under firm supply and service contracts	6,600
Firm natural gas supply
Payment Obligations for Power Purchases
2014	160,649
2015	152,761
2016	149,960
2017	132,891
2018	113,784
Thereafter	375,216
Total	1,085,261
Energy production service contracts
Payment Obligations for Power Purchases
2014	32,979
2015	15,650
2016	5,558
2017	4,064
2018	2,372
Thereafter	23,443
Total	84,066
Automated meter reading system
Payment Obligations for Power Purchases
2014	25,402
2015	16,081
2016	13,362
2017	13,996
2018	14,602
Thereafter	51,986
Total	135,429
Service contract obligations
Payment Obligations for Power Purchases
2014	58,381
2015	31,731
2016	18,920
2017	18,060
2018	16,974
Thereafter	75,429
Total	$ 219,495
Rock Island Project
Payment Obligations for Power Purchases
Percent of Output	25.00%
Megawatt Capacity | MW	156
Estimated 2015 Costs	$ 29,854
2015 Debt Service Costs	11,009
Interest included in 2015 Debt Service Costs	6,174
Debt Outstanding	$ 98,191
Rocky Reach Project
Payment Obligations for Power Purchases
Percent of Output	25.00%
Megawatt Capacity | MW	325
Estimated 2015 Costs	$ 27,583
2015 Debt Service Costs	8,245
Interest included in 2015 Debt Service Costs	3,343
Debt Outstanding	$ 53,299
Wells Project
Payment Obligations for Power Purchases
Percent of Output	29.90%
Megawatt Capacity | MW	251
Estimated 2015 Costs	$ 17,277
2015 Debt Service Costs	9,383
Interest included in 2015 Debt Service Costs	2,597
Debt Outstanding	$ 64,931
Priest Rapids Development
Payment Obligations for Power Purchases
Percent of Output	0.60%
Megawatt Capacity | MW	8
Estimated 2015 Costs	$ 3,689
2015 Debt Service Costs	2,087
Interest included in 2015 Debt Service Costs	1,245
Debt Outstanding	$ 19,828
Wanapum Development
Payment Obligations for Power Purchases
Percent of Output	0.60%
Megawatt Capacity | MW	9
Estimated 2015 Costs	$ 3,689
2015 Debt Service Costs	2,087
Interest included in 2015 Debt Service Costs	1,245
Debt Outstanding	19,828
Pending Litigation [Member]
Payment Obligations for Power Purchases
Litigation claims accrual	$ 1,700	$ 1,400			$ 400	$ 1,700
Minimum | Combustion turbines
Payment Obligations for Power Purchases
Remaining terms under contract	Less than one year
Maximum | Combustion turbines
Payment Obligations for Power Purchases
Remaining terms under contract	30
Colstrip Units 1 and 2 [Member]
Payment Obligations for Power Purchases
Ownership interest (percent)	50.00%				50.00%
Colstrip Units 3 and 4 [Member]
Payment Obligations for Power Purchases
Ownership interest (percent)	25.00%				25.00%